Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2019.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$30,628	$-	$-	$30,628
Debt securities:
U.S. government and agencies	-	9,013	-	9,013
Domestic corporate securities	-	17,211	-	17,211
Residential mortgage-backed securities	-	252	-	252
Foreign corporate securities	-	4,095	-	4,095

Total debt securities	-	30,571	-	30,571

Derivatives embedded in assets on deposit	-	-	748,164	748,164
Separate account assets	-	137,135	-	137,135

Total assets	$30,628	$167,706	$748,164	$946,498

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$-	$-	$748,164	$748,164

Total liabilities	$-	$-	$748,164	$748,164

[1]	Excludes cash of $1,354 that is not subject to fair value accounting.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$21,630	$–	$–	$21,630
Debt securities:
U.S. government and agencies	–	8,223	–	8,223
Domestic corporate securities	–	16,655	–	16,655
Residential mortgage-backed securities	–	653	–	653
Foreign corporate securities	–	4,038	–	4,038

Total debt securities	–	29,569	–	29,569

Derivatives embedded in assets on deposit	–	–	524,178	524,178
Separate account assets	–	103,205	–	103,205

Total assets	$21,630	$132,774	$524,178	$678,582

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$–	$–	$524,178	$524,178

Total liabilities	$–	$–	$524,178	$524,178

[1]Excludes cash of $3,282 that is not subject to fair value accounting.

Schedule of significant unobservable inputs

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities and related assets on deposit measured at fair value developed by internal models as of June 30, 2019 and December 31, 2018:

Range of Values and
Predominant	Significant	Weighted Average - Unobservable Input
Valuation Method	Unobservable Input	June 30, 2019	December 31, 2018

Single premium deferred index annuities

Discounted cash flow	Lapse rates	Range of 2% to 4% with an excess lapse rate at the end of index period of 50% or 95%. Weighted average is 4.8%	Range of 2% to 4% with an excess lapse rate at the end of index period of 50% or 95%. Weighted average is 3.7%

	Company’s own credit and risk margin	Range of 85 - 101 basis points added on to discount rate. Weighted average is 94 basis points	Range of 51 - 113 basis points added on to discount rate. Weighted average is 80 basis points

Flexible premium deferred variable and index linked annuities

Discounted cash flow	Lapse rates	Range of 2% to 10% with an excess lapse rate at the end of index period of 5% to 20%. Weighted average is 2.6%	Range of 2% to 10% with an excess lapse rate at the of index period of 5% to 20%. Weighted average is 2.6%

	Company’s own credit and risk margin	Range of 85 - 101 basis points added on to discount rate. Weighted average is 94 basis points	Range of 51 - 113 basis points added on to discount rate. Weighted average is 80 basis points

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2017.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents [1]	$16,607	$–	$–	$16,607
Debt securities:
U.S. government and agencies	–	8,954	–	8,954
Residential mortgage-backed securities	–	1,713	–	1,713

Total debt securities	–	10,667	–	10,667

Derivatives embedded in assets on deposit	–	–	471,192	471,192
Separate account assets	–	69,005	–	69,005

Total assets	$16,607	$79,672	$471,192	$567,471

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivatives embedded in annuity contracts	$–	$–	$471,192	$471,192

Total liabilities	$–	$–	$471,192	$471,192

[1] Excludes cash of $1,833 that is not subject to fair value accounting.

Schedule of changes in assets and liabilities classified as Level 3

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at June 30, 2019.

		Total Realized/Unrealized
		Gain (Loss) Included in:

	Balance				Balance
	January 1,				June 30,
	2019	Purchases	Maturities	Earnings[1]	2019

Derivatives embedded
in assets on deposit	$524,178	$59,504	$(7,438)	$171,920	$748,164

Total assets	$524,178	$59,504	$(7,438)	$171,920	$748,164

Derivatives embedded
in annuity contracts	$524,178	$59,504	$(7,438)	$171,920	$748,164

Total liabilities	$524,178	$59,504	$(7,438)	$171,920	$748,164

[1]	Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2018.

		Total Realized/Unrealized
		Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2018	Purchases	Maturities	Earnings[1]	2018

Derivatives embedded
in assets on deposit	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Total assets	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Derivatives embedded
in annuity contracts	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Total liabilities	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table presents information about significant unobservable inputs used in Level 3 embedded derivative liabilities and related assets on deposit measured at fair value developed by internal models as of December 31, 2018 and 2017:

Predominant	Significant	Range of Values - Unobservable Input
Valuation Method	Unobservable Input	2018	2017

Single premium deferred index annuity

Discounted cash flow	Lapse rates	2% to 4% with an	2% to 4% with an
		excess lapse rate at	excess lapse rate at
		the end of the index	the end of the index
		period of 50% or 95%.	period of 50% or 95%.
		Weighted average	Weighted average
		is 3.7%	is 2.9%

	Company’s own	51 - 113 basis points	58 - 99 basis points
	credit and risk margin	added on to	added on to
		discount rate.	discount rate.
		Weighted average	Weighted average
		is 80 basis points	is 70 basis points

Flexible premium variable and index linked deferred annuity

Discounted cash flow	Lapse rates	2% to 10% with an	2% to 10% with an
		excess lapse rate at	excess lapse rate at
		the end of the index	the end of the index
		period of 5% to 20%.	period of 5% to 20%.
		Weighted average	Weighted average
		is 2.6%	is 2.6%

	Company’s own	51 - 113 basis points	58 - 99 basis points
	credit and risk margin	added on to	added on to
		discount rate.	discount rate.
		Weighted average	Weighted average
		is 80 basis points	is 70 basis points

Schedule of carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at June 30, 2019 and December 31, 2018 are as follows:

	June 30, 2019			December 31, 2018
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$1,354	$1,354	1	$3,282	$3,282	1
Assets on deposit	2,958,870	2,732,670	2	2,613,918	2,303,358	2
Financial instruments
recorded as liabilities:
Investment-type contracts	2,958,870	2,732,670	2	2,613,918	2,303,358	2
Separate account liabilities	137,135	137,135	2	103,205	103,205	2

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2018.

		Total Realized/Unrealized
		Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2018	Purchases	Maturities	Earnings[1]	2018

Derivatives embedded
in assets on deposit	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Total assets	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Derivatives embedded
in annuity contracts	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

Total liabilities	$471,192	$109,477	$(11,390)	$(45,101)	$524,178

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2017.

		Total Realized/Unrealized
		Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2017	Purchases	Maturities	Earnings[1]	2017

Derivatives embedded
in assets on deposit	$246,405	$93,748	$(5,039)	$136,078	$471,192

Total assets	$246,405	$93,748	$(5,039)	$136,078	$471,192

Derivatives embedded
in annuity contracts	$246,405	$93,748	$(5,039)	$136,078	$471,192

Total liabilities	$246,405	$93,748	$(5,039)	$136,078	$471,192

[1] Included in net income is realized gains and losses associated with embedded derivatives.

Schedule of financial instruments not measured at fair value on a recurring basis

The carrying amounts and estimated fair values of the Company’s financial instruments which are not measured at fair value on a recurring basis at December 31 are as follows:

	2018			2017
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments
recorded as assets:
Cash	$3,282	$3,282	1	$1,833	$1,833	1
Assets on deposit	2,613,918	2,303,358	2	1,981,841	1,726,602	2
Financial instruments
recorded as liabilities:
Investment-type contracts	2,613,918	2,303,358	2	1,981,841	1,726,602	2
Separate account liabilities	103,205	103,205	2	69,005	69,005	2